CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS (Tables)	12 Months Ended
Dec. 31, 2017
GUARANTOR FOOTNOTE [Abstract]
Condensed Balance Sheet

	December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$52,133	$12,088	$—	$—	$64,221
Marketable securities - current	40,024	—	—	—	40,024
Accounts receivable - affiliates	125	37,738	—	—	37,863
Accounts receivable	—	4,294	—	—	4,294
Prepaids and other current assets	306	1,351	—	—	1,657
Due from related parties	5,168	246,870	—	(252,038)	—
Total current assets	97,756	302,341	—	(252,038)	148,059
Property, plant and equipment, net	—	619,321	—	—	619,321
Investment in subsidiaries	711,386	—	—	(711,386)	—
Total assets	$809,142	$921,662	$—	$(963,424)	$767,380
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$1,670	$5,961	$—	$—	$7,631
Accounts payable and accrued liabilities	5,719	15,152	—	—	20,871
Current portion of long-term debt	39,664	—	—	—	39,664
Deferred revenue	—	952	—	—	952
Due to related parties	246,870	5,168	—	(252,038)	—
Total current liabilities	293,923	27,233	—	(252,038)	69,118
Long-term debt	532,011	—	—	—	532,011
Other long-term liabilities	—	3,161	—	—	3,161
Total liabilities	825,934	30,394	—	(252,038)	604,290

Commitments and contingencies (Note 10)

Equity:
Net investment - Predecessor	16,750	711,386	—	(711,386)	16,750
Common unitholders	241,275	—	—	—	241,275
Subordinated unitholder - PBF LLC	(276,083)	—	—	—	(276,083)
IDR holder - PBF LLC	1,266	—	—	—	1,266
Total PBF Logistics LP equity	(16,792)	711,386	—	(711,386)	(16,792)
Noncontrolling Interest	—	179,882	—	—	179,882
Total equity	(16,792)	891,268	—	(711,386)	163,090
Total liabilities and equity	$809,142	$921,662	$—	$(963,424)	$767,380
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

Condensed Income Statement
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS (1)

	Year Ended December 31, 2017
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$240,654	$—	$—	$240,654
Third-party	—	16,934	—	—	16,934
Total revenue	—	257,588	—	—	257,588

Costs and expenses:
Operating and maintenance expenses	—	73,521	—	—	73,521
General and administrative expenses	16,284	—	—	—	16,284
Depreciation and amortization	—	24,404	—	—	24,404
Total costs and expenses	16,284	97,925	—	—	114,209

Income (loss) from operations	(16,284)	159,663	—	—	143,379

Other income (expense):
Equity in earnings of subsidiaries	159,663	—	—	(159,663)	—
Interest expense, net	(31,875)	—	—	—	(31,875)
Amortization of loan fees and debt premium	(1,488)	—	—	—	(1,488)
Net income	110,016	159,663	—	(159,663)	110,016
Less: Net loss attributable to Predecessor	—	(4,986)	—	—	(4,986)
Less: Net income attributable to noncontrolling interest	—	14,565	—	—	14,565
Net income attributable to the partners	110,016	150,084	—	(159,663)	100,437
Less: Net income attributable to the IDR holder	9,055	—	—	—	9,055
Net income attributable to PBF Logistics LP unitholders	$100,961	$150,084	$—	$(159,663)	$91,382
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS (1)

	Year Ended December 31, 2016
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$175,448	$—	$—	$175,448
Third-party	—	13,558	—	—	13,558
Total revenue	—	189,006	—	—	189,006

Costs and expenses:
Operating and maintenance expenses	—	51,393	—	—	51,393
General and administrative expenses	16,609	358	—	—	16,967
Depreciation and amortization	—	15,406	—	—	15,406
Total costs and expenses	16,609	67,157	—	—	83,766

Income (loss) from operations	(16,609)	121,849	—	—	105,240

Other income (expense):
Equity in earnings of subsidiaries	121,849	—	—	(121,849)	—
Interest expense, net	(28,755)	—	—	—	(28,755)
Amortization of loan fees	(1,678)	—	—	—	(1,678)
Net income	74,807	121,849	—	(121,849)	74,807
Less: Net loss attributable to Predecessor	—	(11,832)	—	—	(11,832)
Less: Net income attributable to noncontrolling interest	—	5,679	—	—	5,679
Net income attributable to the partners	74,807	128,002	—	(121,849)	80,960
Less: Net income attributable to the IDR holder	4,031	—	—	—	4,031
Net income attributable to PBF Logistics LP unitholders	$70,776	$128,002	$—	$(121,849)	$76,929
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS (1)

	Year Ended December 31, 2015
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$142,102	$—	$—	$142,102
Third-party	—	594	—	—	594
Total revenue	—	142,696	—	—	142,696

Costs and expenses:
Operating and maintenance expenses	—	30,730	—	—	30,730
General and administrative expenses	13,408	490	—	—	13,898
Depreciation and amortization expense	—	7,806	—	—	7,806
Total costs and expenses	13,408	39,026	—	—	52,434

Income (loss) from operations	(13,408)	103,670	—	—	90,262

Other income (expenses):
Equity in earnings of subsidiaries	103,683	—	—	(103,683)	—
Interest expenses net	(19,952)	13	—	—	(19,939)
Amortization of loan fees	(1,315)	—	—	—	(1,315)
Net income	69,008	103,683	—	(103,683)	69,008
Less: Net loss attributable to Predecessor	—	(4,840)	—	—	(4,840)
Net income attributable to the partners	69,008	108,523	—	(103,683)	73,848
Less: Net income attributable to the IDR holder	—	—	—	—	—
Net income attributable to PBF Logistics LP unitholders	$69,008	$108,523	$—	$(103,683)	$73,848
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

Condensed Cash Flow Statement
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS (1)

	Year Ended December 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$110,016	$159,663	$—	$(159,663)	$110,016
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	24,404	—	—	24,404
Amortization of loan fees and debt premium	1,488	—	—	—	1,488
Unit-based compensation expense	5,345	—	—	—	5,345
Equity in earnings of subsidiaries	(159,663)	—	—	159,663	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	124	(4,078)	—	—	(3,954)
Accounts receivable	—	2,871	—	—	2,871
Prepaids and other current assets	(265)	226	—	—	(39)
Accounts payable - affiliates	352	369	—	—	721
Accounts payable and accrued liabilities	311	(2,397)	—	—	(2,086)
Amounts due to/from related parties	82,873	(82,873)	—	—	—
Deferred revenue	—	486	—	—	486
Other assets and liabilities	(957)	(113)	—	—	(1,070)
Net cash provided by operating activities	39,624	98,558	—	—	138,182

Cash flows from investing activities:
Toledo Products Terminal Acquisition	—	(10,097)	—	—	(10,097)
Expenditures for property, plant and equipment	—	(80,161)	—	—	(80,161)
Purchases of marketable securities	(75,036)	—	—	—	(75,036)
Maturities of marketable securities	115,060	—	—	—	115,060
Investment in subsidiaries	(11,072)	—	—	11,072	—
Net cash provided by (used in) investing activities	28,952	(90,258)	—	11,072	(50,234)

Cash flows from financing activities:
Distributions to unitholders	(85,430)	—	—	—	(85,430)
Distribution to TVPC members	—	(21,544)	—	—	(21,544)
Contribution from parent	—	21,511	—	(11,072)	10,439
Proceeds from issuance of senior notes	178,500	—	—	—	178,500
Repayment of term loan	(39,664)	—	—	—	(39,664)
Proceeds from revolving credit facility	20,000	—	—	—	20,000
Repayment of revolving credit facility	(179,500)	—	—	—	(179,500)
Repayment of Affiliate Note Payable	—	(11,600)	—	—	(11,600)
Deferred financing costs	(3,706)	—	—	—	(3,706)
Net cash used in financing activities	(109,800)	(11,633)	—	(11,072)	(132,505)

Net change in cash and cash equivalents	(41,224)	(3,333)	—	—	(44,557)
Cash and equivalents, beginning of period	52,133	12,088	—	—	64,221
Cash and equivalents, end of period	$10,909	$8,755	$—	$—	$19,664
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS (1)

	Year Ended December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$74,807	$121,849	$—	$(121,849)	$74,807
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	15,406	—	—	15,406
Amortization of loan fees	1,678	—	—	—	1,678
Unit-based compensation expense	4,360	—	—	—	4,360
Equity in earnings of subsidiaries	(121,849)	—	—	121,849	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(125)	(12,314)	—	—	(12,439)
Accounts receivable	—	(4,294)	—	—	(4,294)
Prepaids and other current assets	(71)	3,223	—	—	3,152
Accounts payable - affiliates	1,096	2,417	—	—	3,513
Accounts payable and accrued liabilities	(211)	8,131	—	—	7,920
Amounts due to/from related parties	115,616	(115,616)	—	—	—
Deferred revenue	—	952	—	—	952
Other assets and liabilities	(672)	(330)	—	—	(1,002)
Net cash provided by operating activities	74,629	19,424	—	—	94,053

Cash flows from investing activities:
Plains Asset Purchase	(98,373)	—	—	—	(98,373)
Expenditures for property, plant and equipment	—	(25,573)	—	—	(25,573)
Purchases of marketable securities	(1,909,965)	—	—	—	(1,909,965)
Maturities of marketable securities	2,104,209	—	—	—	2,104,209
Investment in subsidiaries	(3,053)	—	—	3,053	—
Net cash provided by (used in) investing activities	92,818	(25,573)	—	3,053	70,298

Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions	138,378	—	—	—	138,378
Distribution to PBF LLC related to Acquisitions from PBF	(175,000)	—	—	—	(175,000)
Distributions to unitholders	(67,534)	—	—	—	(67,534)
Contribution from parent	—	18,237	—	(3,053)	15,184
Repayment of term loan	(194,536)	—	—	—	(194,536)
Proceeds from revolving credit facility	194,700	—	—	—	194,700
Repayment of revolving credit facility	(30,000)	—	—	—	(30,000)
Net cash (used in) provided by financing activities	(133,992)	18,237	—	(3,053)	(118,808)

Net change in cash and cash equivalents	33,455	12,088	—	—	45,543
Cash and equivalents, beginning of period	18,678	—	—	—	18,678
Cash and equivalents, end of period	$52,133	$12,088	$—	$—	$64,221
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS (1)

	Year Ended December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$69,008	$103,683	$—	$(103,683)	$69,008
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	7,806	—	—	7,806
Amortization of loan fees	1,315	—	—	—	1,315
Unit-based compensation expense	4,279	—	—	—	4,279
Equity in earnings of subsidiaries	(103,683)	—	—	103,683	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	—	(12,319)	—	—	(12,319)
Prepaids and other current assets	(66)	(51)	—	—	(117)
Accounts payable - affiliates	93	122	—	—	215
Accounts payable and accrued liabilities	3,419	69	—	—	3,488
Amounts due to/from related parties	101,938	(101,938)	—	—	—
Other assets and liabilities	(19)	—	—	—	(19)
Net cash provided by operating activities	76,284	(2,628)	—	—	73,656

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(10,005)	—	—	(10,005)
Purchases of marketable securities	(2,067,286)	—	—	—	(2,067,286)
Maturities of marketable securities	2,067,983	—	—	—	2,067,983
Investment in subsidiaries	(820)	—	—	820	—
Net cash used in investing activities	(123)	(10,005)	—	820	(9,308)

Cash flows from financing activities:
Distribution to PBF LLC related to Acquisitions from PBF	(112,500)	—	—	—	(112,500)
Distributions to unitholders	(49,524)	—	—	—	(49,524)
Distribution to parent	—	(1,036)	—	—	(1,036)
Contribution from parent	—	13,669	—	(820)	12,849
Proceeds from issuance of senior notes	350,000	—	—	—	350,000
Repayment of term loan	(700)	—	—	—	(700)
Proceeds from revolving credit facility	24,500	—	—	—	24,500
Repayment of revolving credit facility	(275,100)	—	—	—	(275,100)
Deferred financing costs	(8,324)	—	—	—	(8,324)
Net cash (used in) provided by financing activities	(71,648)	12,633	—	(820)	(59,835)

Net change in cash and cash equivalents	4,513	—	—	—	4,513
Cash and equivalents, beginning of period	14,165	—	—	—	14,165
Cash and equivalents, end of period	$18,678	$—	$—	$—	$18,678
(1) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.